Available-For-Sale Marketable Securities (Details) (Auction Rate Securities And Collateral Debt Obligations [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Auction Rate Securities And Collateral Debt Obligations [Member]
Schedule of Available-For-Sale Securities [Line Items]
Estimated fair market value		$ 7,179
Proceeds from sale of investments	9,400
Net loss on sale of investments	300
Realized investment losses	$ 3,441